Condensed Consolidated Statement of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Non-current assets
Property and equipment, net	$ 8,393	$ 9,536
Right of use asset, net	8,943	9,825
Intangible assets, net	906	906
Investments held at fair value	29,030	317,841
Investment in associates – equity method	0	3,185
Investments in notes from associates	16,212	4,600
Deferred tax assets	6,778	0
Other non-current assets	878	878
Total non-current assets	71,140	346,771
Current assets
Trade and other receivables	2,055	2,376
Income tax receivable	0	11,746
Prepaid expenses	4,703	4,309
Other financial assets	1,636	1,628
Short-term investments	191,938	136,062
Cash and cash equivalents	308,478	191,081
Total current assets	508,810	347,201
Total assets	579,950	693,973
Equity
Share capital	4,860	5,461
Share premium	290,262	290,262
Treasury stock	(46,892)	(44,626)
Merger reserve	138,506	138,506
Translation reserve	182	182
Other reserve	(8,541)	(9,538)
(Accumulated deficit)/Retained earnings	(62,510)	83,820
Equity attributable to the owners of the Group	315,867	464,066
Non-controlling interests	(9,661)	(5,835)
Total equity	306,206	458,232
Non-current liabilities
Sale of future royalties liability, non-current	117,458	110,159
Deferred tax liability	0	52,462
Lease liability, non-current	16,422	18,250
Liability for share-based awards	1,550	3,501
Total non-current liabilities	135,430	184,371
Current liabilities
Lease liability, current	3,574	3,394
Trade and other payables	31,445	44,107
Sale of future royalties liability, current	3,252	0
Income taxes payable	26,135	0
Notes payable	4,027	3,699
Preferred shares	69,882	169
Total current liabilities	138,314	51,370
Total liabilities	273,744	235,741
Total equity and liabilities	$ 579,950	$ 693,973